Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 87,452.7		$ 47,135.5	$ 60,584.3
Income tax adjustments on prior years	(7,589.4)		(10,193.8)	(21,753.0)
Other income tax adjustments	150.2		(41.5)	152.9
Current income tax expense	80,013.5		36,900.2	38,984.2
Deferred income tax benefit
Effect of tax rate changes				(1,474.8)
The origination and reversal of temporary differences	(6,275.2)		(1,065.1)	(3,072.5)
Deferred income tax benefit	(6,275.2)		(1,065.1)	(4,547.3)
Income tax expense recognized in profit or loss	$ 73,738.3	$ 2,626.0	$ 35,835.1	$ 34,436.9